UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   27                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              UNIFIED SERIES TRUST
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

                      Registrant's Telephone Number, Including Area Code:
                                  (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
|X| immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant toparagraph (a)(1)
| |75 days after filing pursuant to paragraph (a)(2)
| |on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective Amendment

                                STONERIDGE FUNDS




Prospectus dated December 29, 2004


STONERIDGE EQUITY FUND
STONERIDGE SMALL CAP GROWTH FUND
STONERIDGE BOND FUND

c/o Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana  46204
(800) 441-6978






























THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                                TABLE OF CONTENTS


                                                                            Page


STONERIDGE EQUITY FUND.........................................................1
   Risk/Return Summary.........................................................1
   How the Fund Has Performed..................................................2
STONERIDGE SMALL CAP GROWTH FUND...............................................4
   Risk/Return Summary.........................................................4
   How the Fund Has Performed..................................................5
STONERIDGE BOND FUND...........................................................7
   Risk/Return Summary.........................................................7
   How the Fund Has Performed..................................................8
FEES AND EXPENSES OF THE FUNDS.................................................9
HOW TO BUY SHARES.............................................................10
HOW TO REDEEM SHARES..........................................................12
DETERMINATION OF NET ASSET VALUE..............................................14
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................14
MANAGEMENT OF THE FUNDS.......................................................15
FINANCIAL HIGHLIGHTS..........................................................17
PRIVACY POLICY................................................................21
FOR MORE INFORMATION..........................................................22

                             STONERIDGE EQUITY FUND
                               RISK/RETURN SUMMARY



INVESTMENT OBJECTIVE

      The investment objective of the StoneRidge Equity Fund is capital appreciation over the long-term.

PRINCIPAL STRATEGIES

      The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $2 billion or more) that the Fund's advisor believes will outperform other stocks. In making stock selections, the advisor first uses a proprietary multi-factor screening tool which focuses on earnings, the advisor's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the advisor then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. The Fund will normally invest at least 80% of its assets in equity securities of U.S. companies.

      The Fund may sell a stock if the advisor believes the company's prospects have declined, if the advisor learns negative information about the company's underlying fundamentals, or to rebalance the composition of the Fund's portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o MID-CAP COMPANY RISK. The Fund may invest in the common stocks of medium capitalization (""mid-cap"") companies, which may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The advisor"s assessment of mid-cap companies may prove incorrect, or the prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a mid-cap stock and this lack of market liquidity can adversely affect the Fund"s ability to realize the market price of a stock, especially during periods of rapid market decline.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices.
o PORTFOLIO TURNOVER RISK. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

      The Fund may be a suitable investment for:
o long term investors seeking a Fund with a capital appreciation investment strategy o investors willing to accept price fluctuations in their investment o investors who can tolerate the greater risks associated with common stock investments

HOW THE FUND HAS PERFORMED

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired all of the assets and liabilities of the StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust, as part of a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart includes changes in the Fund's returns since the inception of the predecessor fund. The table shows how the Fund's (including the predecessor fund's) average annual total returns compare over time to those of a broad-based securities market index.


                 STONERIDGE EQUITY YEAR-BY-YEAR TOTAL RETUS AS
                         OF DECEMBER 31ST OF EACH YEAR

                   2000       2001      2002       2003
                   2.01%     -17.46%  -35.43%     36.24%

The Fund's total return for the most recent nine months ended September 30, 2004 was 1.84%.

         During the period shown, the highest return for a quarter was 18.46% (2nd quarter, 2003); and the lowest return was -23.35% (3rd quarter, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)

The Fund                                                                                             Since Inception
                                                                                   1 Year           (October 1, 1999)
                                                                                   ------            ----------------
     Return Before Taxes                                                           36.24%                   -3.48%

     Return After Taxes on Distributions1                                          36.08%                   -5.11%
     Return After Taxes on Distributions and
     Sale of Fund Shares                                                           19.63%                   -2.54%
Index (reflects no deductions for fees, expenses and taxes)
      S&P 500 Index                                                                28.66%                   -1.89%
1        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
             After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
             401(k) plans or individual retirement accounts.

                                       3


                        STONERIDGE SMALL CAP GROWTH FUND


                               RISK/RETURN SUMMARY



INVESTMENT OBJECTIVE

      The investment objective of the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund) is capital growth over the long term.

PRINCIPAL STRATEGIES

      The Fund invests primarily in common stocks of small capitalization U.S. companies (those with a market capitalization between $100 million and $2 billion) that the Fund's advisor believes will outperform other stocks. In making stock selections, the advisor first uses a proprietary multi-factor screening tool which focuses on earnings, the advisor's assessment (using quantitative screening techniques) of whether the stock is valued appropriately by the market and technical factors (such as the performance of the stock compared to other stocks over various time periods). To make its final selections, the advisor then examines fundamental characteristics (such as industry conditions and outlook, market position and management's ability and reputation) of the companies and technical aspects (such as price and volume behavior) of the stocks. In addition, it is possible that a significant portion of the Fund's portfolio may be invested in initial public offerings (IPOs). The advisor will select IPOs based on the above-described fundamental characteristics of the companies. The Fund will normally invest at least 80% of its assets in equity securities of small capitalization U.S. companies.

      The Fund may sell a stock if the advisor believes the company's prospects have declined, if the advisor learns negative information about the company's underlying fundamentals or to rebalance the composition of the Fund's portfolio.

Principal Risks of Investing in the Fund


o SMALL COMPANY RISK. The risks associated with investing in smaller companies include:
         The earnings and prospects of smaller companies are more volatile than those of larger companies.
         Smaller companies may experience higher failure rates than do larger companies.
         The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
         Smaller companies may have limited markets, product lines or financial resources and may lack management depth. These factors could negatively affect the price of the stock and reduce the value of the Fund.
o IPO RISK. Most IPOs involve a high degree of risk not normally associated with an investment in more seasoned companies.
         Because most IPOs involve smaller companies, the risk factors described above apply to IPOs.
         Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
         Stock prices of IPOs can also be highly unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

         The IPO market tends to favor certain industry sectors. As a result, the Fund may invest a significant portion of its assets in those favored sectors (such as technology or communications). Companies within a sector may share common characteristics and are likely to react similarly to negative market, regulatory or economic developments. A negative development that affects one stock in a sector could affect the value of all stocks in the Fund's portfolio that are in that sector.
o LIQUIDITY RISK. Smaller companies are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the advisor would like to sell. The advisor may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.
o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o PORTFOLIO TURNOVER RISK. The Fund's investment strategy may result in a high portfolio turnover rate. High portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund's performance.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.


IS THE FUND RIGHT FOR YOU?

      The Fund may be suitable for:
o long term investors seeking a fund with a growth investment strategy
o investors willing to accept price fluctuations in their investment
o investors who can tolerate the risks associated with common stock investments
o investors willing to accept the greater market price fluctuations of smaller companies

                           HOW THE FUND HAS PERFORMED

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired all of the assets and liabilities of the StoneRidge Small Cap Growth Fund, a series of the AmeriPrime Advisors Trust, as part of a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart includes changes in the Fund's returns since the inception of the predecessor fund. The table shows how the Fund's (including the predecessor fund's) average annual total returns compare over time to those of a broad-based securities market index.

            STONERIDGE SMALL CAP GROWTH YEAR-BY-YEAR TOTAL RETURN AS
                              OF DECEMBER 31ST OF
                                    EACH YEAR

                            2000     2001     2002      2003
                           -9.65%    0.43%   -48.78%   61.80%

The Fund's total return for the most recent nine months ended September 30, 2004 was -2.60%.

         During the period shown, the highest return for a quarter was 39.28% (4th quarter, 2001); and the lowest return was -34.51% (3rd quarter, 2001).

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)

                                                                                                         Since Inception
THE FUND                                                                          1 Year                 (October 1, 1999)
                                                                                  ------                  ---------------
     Return Before Taxes                                                          61.80%                    0.66%
     Return After Taxes on Distributions1                                         61.80%                   -1.56%
     Return After Taxes on Distributions and
     Sale of Fund Shares                                                          34.88%                    0.92%
INDEX (reflects no deductions for fees, expenses and taxes)
      Russell 2000 Growth Index                                                   48.54%                   -0.40%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                              STONERIDGE BOND FUND

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVE

      The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital.

PRINCIPAL STRATEGIES

      The Fund invests primarily in a broad range of investment grade fixed income securities. These include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements. The Fund's advisor typically selects intermediate term fixed income securities (those with maturities of three to ten years), based on the available yield at various maturity levels. The Fund will normally invest at least 80% if its assets in fixed income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise.
o DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
o PREPAYMENT AND EXTENSION RISK. As interest rates decline, the issuers of securities held by the Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks because the Fund invests in mortgage-backed securities.
o GOVERNMENT RISK. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae are neither issued or guaranteed by the U.S. Government.
o The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by a Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU?

    The Fund may be a suitable investment for:
o long term investors seeking a fund with an income and capital preservation strategy

o investors seeking to diversify their holdings with bonds and other fixed income securities
o investors seeking higher potential returns than a money market fund
o investors willing to accept price fluctuations in their investments

HOW THE FUND HAS PERFORMED

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. On January 3, 2003, the Fund acquired all of the assets and liabilities of the StoneRidge Bond Fund, a series of the AmeriPrime Advisors Trust, as part of a tax-free reorganization. The Fund is a continuation of the predecessor fund and, therefore, the bar chart includes changes in the Fund's returns since the inception of the predecessor fund. The table shows how the Fund's (including the predecessor fund's) average annual total returns compare over time to those of a broad-based securities market index.


                  STONERIDGE BOND YEAR-BY-YEAR TOTAL RETURN AS
                                OF DECEMBER 31ST
                                  OF EACH YEAR

                    2000      2001      2002      2003
                    9.30%     7.24%     5.33%     4.74%

The Fund's total return for the most recent nine months ended September 30, 2004 was 2.11%.

         During the period shown, the highest return for a quarter was 3.54% (4th quarter, 2000); and the lowest return was -0.61% (1st quarter, 2002).




                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2003)


                                                                                                      Since Inception
The Fund                                                                         1 Year              (October 13, 1999)
                                                                                 ------               -----------------
     Return Before Taxes                                                         4.74%                     6.42%

     Return After Taxes on Distributions1                                         2.16%                    4.01%
     Return After Taxes on Distributions and
     Sale of Fund Shares                                                          1.11%                    3.99%
Index (reflects no deductions for fees, expenses and taxes)
      Lehman Intermediate Government Credit Index                                 4.31%                    7.94%


1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


GENERAL

      Each Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. The Funds may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with the stated investment objectives.

      Although it is not a principal strategy, the Equity Fund may invest in initial public offerings (IPOs). The risks of investing in IPOs are described above in connection with the Small Cap Growth Fund

      The investment objective and strategies of any Fund may be changed without shareholder approval upon 60 days written notice to shareholders, except that the Equity Fund, the Small Cap Growth Fund and the Bond Fund each may not change its policy of normally investing at least 80% of its assets in equity securities of U.S. companies, equity securities of small capitalization U.S. companies, and fixed income securities, respectively, without shareholder approval.


                         FEES AND EXPENSES OF THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                          Small Cap
Shareholder Fees                                       Equity Fund        Growth Fund        Bond Fund
                                                       -----------        -----------        ---------
(fees paid directly from your investment)
Maximum Sales Charge (Load)                            NONE                NONE              NONE
      Imposed on Purchases
Maximum Deferred Sales Charge (Load)                   NONE                NONE              NONE
Redemption Fee1, 2                                     2.00%               2.00%             2.00%


                                                                           Small Cap
Annual Fund Operating Expenses                         Equity Fund         Growth Fund       Bond Fund
                                                       -----------         -----------       ---------
(expenses that are deducted from Fund assets)
Management Fee                                         0.60%                1.00%             0.40%
Distribution and/or Service (12b-1) Fees               NONE                 NONE               NONE
Other Expenses                                         1.17%                0.43%              0.50%
Total Annual Fund Operating Expenses                   1.77%                1.43%              0.90%
  Expense Reimbursement3                              -0.87%               -0.18%             -0.25%
Net Expenses                                           0.90%                1.25%              0.65%

1 The Funds are intended for long-term investors. To discourage short-term trading and market timing, which can increase Fund expenses, each Fund charges a 2.00% redemption fee on shares redeemed within 30 days after they are purchased. The Funds may waive this fee for mandatory retirement plans and, for systematic withdrawal plans and in certain other circumstances.


2 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

3 The Funds' advisor has contractually agreed to waive fees and/or reimburse expenses through August 31, 2005 to maintain "Net Expenses" (excluding brokerage fees and commissions; borrowing costs such as (a) interest expense and
(b) dividends on securities sold short; taxes; and extraordinary expenses) as follows: Equity Fund, 0.90%; Small Cap Growth Fund, 1.25%; Bond Fund, 0.65%.

EXAMPLE:

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The example assumes that you invest $10,000 in a Fund for the time period indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The example assumes that the expenses listed above remain the same and that they are maintained at the rates described. It also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same (except for reimbursement reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Equity Fund                                 1 year            3 years           5 years          10 years
-----------                                 ------            -------           -------          --------
If you sold your shares
       at the end of the  period             $92               $472             $878              $2,012
If you remain in the Fund                    $92               $472             $878              $2,012


Small Cap Growth Fund                      1 year             3 years           5 years          10 years
---------------------                      ------             -------           -------          --------
If you sold your shares
       at the end of the period             $127               $435             $765              $1,698
If you remain in the Fund                   $127               $435             $765              $1,698


Bond Fund                                   1 year            3 years           5 years          10 years
---------                                   ------            -------           -------          --------
If you sold your shares
       at the end of the period             $62               $262              $474              $1,085
If you remain in the Fund                   $62               $262              $474              $1,085



                                HOW TO BUY SHARES


      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

      The minimum initial investment in each Fund is $1,000. Subsequent investments are subject to a minimum of $100 for each account. The advisor may, in its sole discretion, waive these minimums in certain circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or other intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

         BY MAIL - To be in proper form, your initial purchase request must include: o a completed and signed investment application form which accompanies this Prospectus; and o a check made payable to the appropriate Fund;

Mail the completed application and check to:

U.S. MAIL:        StoneRidge Funds                            Overnight:   StoneRidge Funds
                  c/o Unified Fund Services, Inc.                          c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                            431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                        Indianapolis, Indiana  46204

         BY WIRE - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800) 441-6978 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Huntington Bank, N.A.
         ABA #044000024
         Attn: StoneRidge Funds
         D.D.A.#  01892204709
         Account Name ________________      (write in shareholder name)
         For the Account # ______________   (write in account number)

      You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of any Fund at any time (subject to a minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:
o your name
o the name of your account(s),
o your account number(s),
o the name of the Fund
o a check made payable to the Fund

Checks should be sent to the StoneRidge Funds at the address listed under the heading "Initial Purchase - By Mail" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

      Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees at (800) 441-6978.

OTHER PURCHASE INFORMATION

      Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Funds and the transfer agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

      The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Funds do not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        StoneRidge Funds                            Overnight:        StoneRidge Funds
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                 431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                             Indianapolis, Indiana  46204

      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at
(800) 441-6978 if you have questions. At the discretion of the Funds or the Funds' transfer agent, you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in a Fund by calling the transfer agent at (800) 441-6978. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent, and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.


      The Funds may terminate the telephone redemption and exchange procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

     PROHIBITION ON MARKET TIMING. The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of a Fund's shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund. A 2% fee will be assessed against investment proceeds withdrawn within 30 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders. Redemption fees may be waived at the sole discretion of the Funds' advisor for mandatory retirement plans, for systematic withdrawal plans and in certain other circumstances, such as death or a change in the investor's asset allocation. No exceptions will be granted to persons believed to be "market-timers."

While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide a Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, each Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Funds have not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.


      ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption, please call the transfer agent at (800) 441-6978. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.


                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.


     Each Fund's assets are generally are valued at their market value. If market prices are not available or, in the advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the advisor may value a Fund's assets according to policies approved by the Board of Trustees. For example, if trading in a stock is halted and does not resume before a Fund calculates its NAV, the advisor may need to price the security using the Fund's good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.

Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

         The StoneRidge Equity Fund and Small Cap Growth Fund typically distribute substantially all of their net investment income in the form of dividends to its shareholders annually. The StoneRidge Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes its net long term capital gains and its net short term capital gains annually. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Dividends paid by the Funds may be eligible in part for the dividends received deduction for corporations.

TAXES

         Investment income distributed by the Funds generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed in the chart below. Dividends normally will be distributed by the Funds on an annual basis.

         The Funds will distribute net capital gains to their shareholders normally once a year. Capital gains are generated when the Funds sells their assets for a profit. Capital gains are taxed differently depending on how long the Funds have held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

         Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional shares of that Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

         You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Funds' shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF CERTAIN FEDERAL INCOME TAX CONSEQUENCES FOR TAXABLE ACCOUNTS

         The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").


Type of Transaction                                          Tax Status
-------------------                                          ----------
Qualified dividend income                                    Generally maximum 15% on non-corporate
                                                             taxpayers

Net short-term capital gain distributions                     Ordinary income rate

Net long-term capital gain distributions                      Generally maximum 15% on non-corporate
                                                              taxpayers*

Sales of shares
(including redemptions) owned                                 Gains taxed at generally maximum 15%
more than one year                                            on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                 Gains are taxed at the same rate as ordinary
for one year or less                                          income; losses are subject to special rules

                  *For gains realized between May 6, 2003 and December 31, 2008.

         Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by a Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that a Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

         If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term instead of short-term capital loss to the extent of any capital gains distributions received on the shares.


         If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 31% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 31% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.


     BECAUSE YOUR TAX SITUATION IS UNIQUE, YOU SHOULD CONSULT YOUR TAX PROFESSIONAL ABOUT FEDERAL, STATE AND LOCAL TAX CONSEQUENCES.

                             MANAGEMENT OF THE FUNDS

      StoneRidge Investment Partners, LLC, 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, serves as investment advisor to the Funds. In this capacity, StoneRidge Investment Partners is responsible for the selection and ongoing monitoring of the securities in each Fund's investment portfolio and managing the Funds' business affairs.

StoneRidge Investment Partners was formed in 1999.
For the fiscal year ended August 31, 2004, the advisor received an annual fee from the Funds (based on average daily net assets) as follows: Equity Fund - 0.60%; Small Cap Growth Fund - 1.00%; Bond Fund - 0.40%.

      A team of investment professionals is responsible for the day-to-day management of the Bond Fund, Equity Fund and the Small Cap Growth Fund. This team is comprised of the following individuals:

JOSEPH E. STOCKE, CFA Mr. Stocke, a managing director and co-founder of the advisor, was Chief Investment Officer and head of equity investment at Meridian Investment Company. Mr. Stocke has over 20 years of investment experience and was with Meridian from 1983 to 1999.

PHILIP H. BROWN II, CFA Mr. Brown is a managing director and co-founder of the advisor. Mr. Brown was President of Meridian Investment Company where he also served as an equity portfolio manager. He was with Meridian from 1983 to 1999 and has over 32 years of investment experience.

LESTER RICH, CFA Mr. Rich, a managing director and co-founder of the advisor, was an equity portfolio manager at Meridian Investment Company. Mr. Rich has over 18 years of investment experience and was with Meridian from 1990 until 1999.

DANIEL H. COOK Mr. Cook, a managing director and co-founder of the advisor, was an equity portfolio manager at Meridian Investment Company. Mr. Cook was with Meridian from 1986 to 1999 and has over 17 years of investment experience.

KAREN L. BASHORE Ms. Bashore is a member of the equity portfolio management team at the advisor and served in the same capacity at Meridian Investment Company. Ms. Bashore was with Meridian from 1986 to 1999 and has over 15 years of investment experience.

DAVID M. KILLIAN Mr. Killian is responsible for the day-to-day management of the Bond Fund. Prior to joining the advisor in 1999, he was Vice President and fixed income portfolio manager for First Union National Bank, where he managed nearly $1 billion for individual clients. Mr. Killian joined First Union in 1993 and has 10 years of investment experience.

DAVID J. RAMAGE Mr. Ramage is senior equity analyst with the equity portfolio management team at the advisor. He was the senior analyst with Emerald Asset Management and a Principal with Emerald Venture Capital. Mr. Ramage was with Emerald from 2000 to 2002 and has over 10 years of investment experience.


                              FINANCIAL HIGHLIGHTS

      The following tables are intended to help you better understand the financial performance of the Funds (including the predecessor funds) since their inception. Certain information reflects financial results for a single share of these predecessor funds. The total returns represent the rate you would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. Financial information for the period and years ended August 31, 2000, 2001, 2002, and 2003 have been audited by McCurdy and Associates CPA's, Inc. and 2004 has been audited by Cohen McCurdy, Ltd., whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available from the Funds upon request.




                                                                               StoneRidge
                                                                                Bond Fund
                                                    -------------------------------------------------------------------
                                                    Year           Year          Year           Year     For the Period
                                                    Ended          Ended         Ended          Ended         Ended
                                                   8/31/04        8/31/03       8/31/02        8/31/01     8/31/00(a)
                                                   -------        -------       -------        -------     -------


SELECTED PER SHARE DATA
Net asset value, beginning of period             $   10.24     $    10.06     $   10.47       $   9.98     $    10.00
                                                 ---------     ----------     ---------       --------     ----------
Income from investment operations
   Net investment income (loss)                       0.33           0.44          0.53           0.60           0.52
   Net realized and unrealized gain (loss)            0.13           0.18         (0.32)          0.48          (0.02)
                                                 ---------       ----------     ---------       --------     ----------
Total from investment operations                      0.46           0.62          0.21           1.08           0.50
                                                 ---------       ----------     ---------       --------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                        (0.33)         (0.44)        (0.53)         (0.59)         (0.52)
   From net realized gain                            (0.33)            -          (0.09)            -              -
                                                 ---------       ----------     ---------       --------      ---------

Total distributions                                  (0.66)         (0.44)        (0.62)         (0.59)         (0.52)
                                                 ---------       -----------    ---------       --------      ---------
Paid in capital from redemptions fees (b)               -              -             -              -              -
                                                 ----------      -----------    ---------       ---------     ---------
Net asset value, end of period                   $   10.04       $  10.24        $ 10.06       $  10.47         $ 9.98
                                                 =========       ==========     =========       ========      ==========

TOTAL RETURN                                          4.63%         6.22%         2.00%          11.16%         5.21% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $   23,719    $   23,007     $  23,187       $  21,815    $  18,852
Ratio of expenses to average net assets               0.65%         0.65%         0.65%           0.65%         0.65% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                      0.90%         0.89%         0.89%           0.91%         0.93% (d)
Ratio of net investment income to
   average net assets                                 3.27%         4.25%         5.11%           5.85%         5.88% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement   3.02%         4.02%         4.88%           5.60%         5.59% (d)

Portfolio turnover rate                              31.08%       237.17%        63.00%          66.33%       137.78%

(a) For the period October 13, 1999 (Commencement of Operations) to August 31,
    2000.
(b) Redemption fees resulted in less than $0.01 per share.
(c) For periods of less than a full year, total return is not annualized.
(d) Annualized.


                                                                               STONERIDGE
                                                                               EQUITY FUND
                                                    -------------------------------------------------------------------
                                                    Year           Year          Year           Year     For the Period
                                                    Ended          Ended         Ended          Ended         Ended
                                                   8/31/04        8/31/03       8/31/02        8/31/01     8/31/00(a)
                                                   -------        -------       -------        -------     -------

SELECTED PER SHARE DATA
Net asset value, beginning of period             $    5.38     $     4.64     $    7.48       $  13.68     $    10.00
                                                 ---------     ----------     ---------       --------     ----------
Income from investment operations
   Net investment income (loss)                       0.02           0.02          0.02           0.01           0.03
   Net realized and unrealized gain (loss)            0.50           0.72         (2.50)         (3.10)          3.66
                                                 ---------     ----------     ---------       --------     ----------
Total from investment operations                      0.52           0.74         (2.48)         (3.09)          3.69
                                                 ---------     ----------     ---------       --------     ----------
Less Distributions to Shareholders:
   From net investment income                        (0.02)            -          (0.01)         (0.03)         (0.01)
   From net realized gain                               -              -          (0.35)         (3.08)            -
                                                 ---------     ----------
Total distributions                                  (0.02)         (0.00)        (0.36)         (3.11)         (0.01)
                                                 ---------     ----------       ---------       --------     ----------
Paid in capital from redemptions fees (b)               -              -             -               -              -
                                                 ---------     ----------       ----------      ---------    ----------

Net asset value, end of period                   $    5.88     $     5.38     $    4.64       $   7.48     $    13.68
                                                 =========     ==========     =========       ========     ==========

TOTAL RETURN                                          9.63%        15.95%     (-34.63)%       (-25.80)%        36.93% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $    9,091    $    8,007     $   3,318       $   4,809    $   5,813
Ratio of expenses to average net assets               0.90%         0.90%         0.90%           0.90%         0.90% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                      1.77%         2.78%         2.73%           2.39%         2.44% (d)
Ratio of net investment income to
   average net assets                                 0.42%         0.51%         0.26%           0.10%         0.26% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement (0.45)%        (1.37)%       (1.56)%        (1.38)%        (1.28)% (d)
(d)
Portfolio turnover rate                             111.72%       122.29%        51.64%         105.93%        127.80%

(a) For the period October 1, 1999 (Commencement of Operations) to August 31,
2000.
(b) Redemption fees resulted in less than $0.01 per share.
(c) For periods of less than a full year, total return is not annualized.
(d) Annualized.




                                                                               StoneRidge
                                                                          Small Cap Growth Fund
                                                    -------------------------------------------------------------------
                                                    Year           Year          Year           Year     For the Period
                                                    Ended          Ended         Ended          Ended         Ended
                                                   8/31/04        8/31/03       8/31/02        8/31/01     8/31/00(a)
                                                   -------        -------       -------        -------     -------

SELECTED PER SHARE DATA
Net asset value, beginning of period             $    5.07     $     3.76     $    6.07       $  17.01     $    10.00
                                                 ---------     ----------     ---------       --------     ----------
Income from investment operations
   Net investment income (loss)                      (0.05)         (0.04)        (0.05)         (0.07)         (0.09)
   Net realized and unrealized gain (loss)            0.21           1.35         (2.26)         (5.57)          7.24
                                                 ---------     ----------     ---------       --------     ----------
Total from investment operations                      0.16           1.31         (2.31)         (5.64)          7.15
                                                 ---------     ----------     ---------       --------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                           -              -             -               -           (0.01)
   From net realized gain                               -              -             -           (5.30)          (0.13)
Total distributions                              ---------      ----------    ----------      ---------     -----------

Paid in capital from redemptions fees (b)               -               -            -              -               -

Net asset value, end of period                   $    5.23     $     5.07     $    3.76       $   6.07     $    17.01
                                                 =========     ==========     =========       ========     ==========

TOTAL RETURN                                          3.16%        34.84%       -38.06%        -36.96%         71.94% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $   26,417    $   33,176     $  23,090       $  20,782    $  19,047
Ratio of expenses to average net assets               1.25%         1.25%         1.25%           1.25%         1.25% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                      1.43%         1.47%         1.52%           1.53%         1.78% (d)
Ratio of net investment income to
   average net assets                               (0.96)%       (0.97)%       (1.00)%         (0.91)%       (0.70)% (d)
Ratio of net investment income to
   average net assets before waiver & reimbursement (1.14)%        (1.19)%      (1.27)%         (1.19)%       (1.23)% (d)
Portfolio turnover rate                             119.36%       105.64%        71.97%         146.06%       233.01%

(a) For the period October 1, 1999 (Commencement of Operations) to August 31,
2000.
(b) Redemption fees resulted in less than $0.01 per share.
(c) For periods of less than a full year, total return is not annualized.
(d) Annualized.


                                 PRIVACY POLICY

     The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

         CATEGORIES OF INFORMATION THE FUNDS COLLECT. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number and date of birth); and

o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         CATEGORIES OF INFORMATION THE FUNDS DISCLOSE. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         CONFIDENTIALITY AND SECURITY. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on FundFunds' policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds' affiliates. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance results as of the Funds' latest semi-annual or annual fiscal year end.


      Call the Funds at (800) 441-6978 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.













Investment Company Act #811-21237

                             STONERIDGE EQUITY FUND
                        STONERIDGE SMALL CAP GROWTH FUND
                              STONERIDGE BOND FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                                December 29, 2004
                                ----------------


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the StoneRidge Funds' Prospectus dated December
29, 2004. This SAI incorporates by reference the StoneRidge Family of Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2004. A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204 or by calling (800) 441-6978.


TABLE OF CONTENTS                                                           PAGE
-------------------------------------------------------------------------------
DESCRIPTION OF THE TRUST AND THE FUNDS.........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS..........4

INVESTMENT LIMITATIONS.........................................................9

TRUSTEES AND OFFICERS.........................................................13

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................17

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................19

PROXY VOTING POLICY...........................................................19

DETERMINATION OF NET ASSET VALUE..............................................20

REDEMPTION IN-KIND............................................................21

STATUS AND TAXATION OF THE FUND...............................................25

CUSTODIAN.....................................................................26

FUND SERVICES.................................................................26

ACCOUNTANTS...................................................................27

DISTRIBUTOR...................................................................27

FINANCIAL STATEMENTS..........................................................28

DESCRIPTION OF THE TRUST AND THE FUNDS


         The StoneRidge Equity Fund ("Equity Fund"), StoneRidge Small Cap Growth Fund ("Small Cap Fund") and StoneRidge Bond Fund ("Bond Fund") (each a "Fund" or collectively, the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to each Fund is StoneRidge Investment Partners, LLC (the "Advisor").

         On January 3, 2003, each of the Funds entered into a tax-free reorganization. In this reorganization, the Equity Fund acquired all of the assets and liabilities of the StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust (the "Equity Predecessor Fund"). The Small Cap Fund acquired all of the assets and liabilities of another series of the AmeriPrime Advisors Trust, the StoneRidge Small Cap Growth Fund ("Small Cap Predecessor Fund") in the reorganization. In addition, the Bond Fund acquired all of the assets and liabilities of an additional series of AmeriPrime Advisors Trust called the StoneRidge Bond Fund (the "Bond Predecessor Fund"). Each of the predecessor funds are referred to collectively as the "Predecessor Funds." The Predecessor Funds of the Equity Fund, the Small Cap Fund and the Bond Fund commenced operations on October 1, 1999, October 1, 1999, and October 13, 1999, respectively.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series, and the rights of shares of any other series, are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal liquidation rights. The Certificate of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.

Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

         As of December 13, 2004, the following persons may be deemed to beneficially own five percent (5%) or more of the Equity Fund: AST Trust Company Custodian, 2900 E. Camel Back Rd. #240, Phoenix, AZ, 85016-70.92%; SEI Private Trust Co., c/o M&T Bank, One Freedom Valley Drive, Oaks, PA 19456- 10.72%.

         As of December 13, 2004, AST Trust Company Custodian may be deemed to control the Equity Fund as a result of its beneficial ownership of the shares of the Equity Fund. As controlling shareholder(s), these persons would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

         As of December 13, 2004, the following persons may be deemed to beneficially own five percent (5%) or more of the Small Cap Fund: First Union Bank TTEE, 1525 West WT Harris Blvd., Charlotte, NC 28288- 13.62%; Charles Schwab, 101 Montgomery St., San Francisco, CA 94104- 34.06%; Key Bank NA TTEE, P.O. Box 94871, Cleveland, OH 44101- 6.18%; State Street Bank and Trust Co, 125 Sunnynoll Ct., Winston Salem, NC 27106- 7.88%; Carey & Co., 7 Easton Oval, Columbus, OH 43219- 20.47% . As of December 13, 2004, Charles Schwab may be deemed to control the Small Cap Fund as a result of its beneficial ownership of the shares of the Small Cap Fund. As controlling shareholder(s), these persons would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

         As of December 13, 2004, the following persons may be deemed to beneficially own five percent (5%) or more of the Bond Fund: AST Trust Company Custodian, 2300 E. Camel Back Rd., Phoenix, AZ 85016- 98.66%.

         As of December 13, 2004, AST Trust Company Custodian may be deemed to control the Bond Fund as a result of the beneficial ownership of the shares of the Bond Fund. As controlling shareholder, these persons would control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

         As of December 13, 2004, the officers and trustees of the Trust as a group may be deemed to beneficially own less than 1% of each of the Equity Fund, Small Cap Fund and Bond Fund.

         For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and in this SAI.


        The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf.

The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

         Customer orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by a Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


      This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use.


         A. EQUITY SECURITIES. Equity securities are common stocks, preferred
            ------------------
stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts ("ADRs"), rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.


         B. CORPORATE DEBT SECURITIES. Each Fund may invest in corporate debt
            -------------------------
securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.


         C. MUNICIPAL SECURITIES. The Bond Fund may invest in municipal
            ---------------------
securities. These are long and short term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper. Municipal notes, which are generally used to provide short term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax exempt commercial paper typically represents short term, unsecured, negotiable promissory notes. The Fund may invest in other municipal securities such as variable rate demand instruments.


         The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are backed by the issuer's full credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

         The Advisor considers municipal securities to be of investment grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody's, or if unrated, determined by the Advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. The Equity Fund and the Small Cap Fund will not invest in securities rated below investment grade. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The Bond Fund will not will invest more than 5% of the value of its net assets in securities that are below investment grade. If, as a result of a downgrade, the Fund holds more than 5% of the value of its net assets in securities rated below investment grade, the Fund will take action to reduce the value of such securities below 5%.

         D. U.S. GOVERNMENT SECURITIES. U.S. government securities may be backed
            --------------------------
by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

         E. MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent an
            --------------------------
interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, the Bond Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by the Bond Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by the Bond Fund at lower rates of return.

         F. Collateralized Mortgage Obligations (CMOs). The Bond Fund may invest
            -----------------------------------
in CMOs. CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of a bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses. Certain types of CMOs pay no interest for a period of time and therefore present risks similar to zero coupon bonds.


         G. ZERO COUPON AND PAY IN KIND BONDS. Corporate debt securities and
            ---------------------------------
municipal obligations include so-called "zero coupon" bonds and "pay-in-kind" bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.


         The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs).

These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

         Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

         H. FINANCIAL SERVICE INDUSTRY OBLIGATIONS. Financial service industry
            --------------------------------------
obligations include among others, the following:

         (1) Certificates of Deposit. Certificates of deposit are negotiable
             -----------------------
certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year) at a stated or variable interest rate.

         (2) Time Deposits. Time deposits are non-negotiable deposits maintained
             -------------
in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

         (3) Bankers' Acceptances. Bankers' acceptances are credit instruments
             --------------------
evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         I. ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. Asset-backed and
            ---------------------------------------------
receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security's par value until exhausted. If the credit enhancement is exhausted, certificateholders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals, and the certificateholder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities' weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

         J. LOANS OF PORTFOLIO SECURITIES. Each Fund may make short and long
            -----------------------------
term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Funds on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Funds will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of a Fund's net assets.


         K. FOREIGN SECURITIES. The Equity Fund and Small Cap Fund may invest in
            ------------------
foreign equity securities through the purchase of American Depositary Receipts. American Depositary Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares which it holds in custody. The Bond Fund may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Advisor to be comparable in quality to investment grade domestic securities. No Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 10% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

         L. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements
            ---------------------
fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy.


         M. PORTFOLIO TURNOVER. A Fund's portfolio turnover rate is the
            ------------------
percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. The turnover rates for the Equity Fund and the Small Cap Fund for the fiscal year ended August 31, 2004 remained consistent with their historical rates, which have generally been in the range of 75% to 150%, as these Funds are actively managed. The Bond Fund's turnover rate decreased materially during the latest fiscal year due to stabilization in the bond market.

INVESTMENT LIMITATIONS


         FUNDAMENTAL. The investment limitations described below have been
         ------------
adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the SAI, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a
            ---------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This
            -----------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.


         3. Underwriting. The Funds will not act as underwriter of securities
            --------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This
            -----------
limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless
            -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by
            -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. No Fund will invest 25% or more of its total assets
            -------------
in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.


         8. Diversification. No Fund will invest in the securities of any issuer
            ---------------
if, immediately after such investment, less than 75% of the total assets of such Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.


         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within 90 days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL. The following limitations have been adopted by the Trust
     ---------------
with respect to each Fund and are Non-Fundamental (see "Investment Limitations-Fundamental" above).


         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any
            --------
manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings
            ---------
(including reverse repurchase agreements) representing more than one third of its total assets are outstanding.


         3. Margin Purchases. No Fund will purchase securities or evidences of
            ----------------
interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Funds will not purchase or sell puts, calls, options or
            -------
straddles.


         5. Illiquid Investments. The Funds will not purchase illiquid
            --------------------
securities which cannot be sold in the ordinary course of business or due to legal or contractual restrictions on resale.


         6. Name Rule. Normally, the Equity Fund, Small Cap Fund and Bond Fund
            ---------
will invest at least 80% of their assets in equity securities of U.S. companies, equity securities of small capitalization U.S. companies, and fixed income securities, respectively. This policy may not be changed without at least 60 days written notice to shareholders.


         7. Loans of Portfolio Securities. The Funds will not make loans of
            -----------------------------
portfolio securities.


THE INVESTMENT ADVISOR

     The Advisor is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Joseph E. Stocke, CFA, Philip H. Brown II, CFA, Lester Rich, CFA, and Daniel H. Cook, and Christopher Thorsheim are the controlling members of the Advisor.


         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Fund, 1.00%; StoneRidge Bond Fund, 0.40%. The Advisor has contractually agreed to waive fees and/or reimburse expenses through August 31, 2005 to maintain each Fund's total operating expenses, excluding brokerage costs, borrowing costs (such as interest expense and dividends on securities sold short), taxes, and extraordinary expenses as follows: Equity Fund - 0.90% ; Small Cap Fund - 1.25 %; Bond Fund - 0.65%.

         The following table describes the advisory fees paid to the Advisor by the Funds for the last three fiscal periods.



                                             Equity Fund 1


---------------------------------------------------------------------------------------------------------
    Fiscal Year Ended        Advisory Fees Accrued         Fee Waiver           Net Advisory Fees Paid
--------------------------- ------------------------ ------------------------ ---------------------------
     August 31, 2002        $25,396                  $25,396                  $0
--------------------------- ------------------------ ------------------------ ---------------------------
     August 31, 2003        $27,355                  $27,355                  $0
--------------------------- ------------------------ ------------------------ ---------------------------
     August 31, 2004        $53,255                  $53,255                  $0
--------------------------- ------------------------ ------------------------ ---------------------------
1 Predecessor Fund commenced operations October 1, 1999.



                                            Small Cap Fund 1


---------------------------------------------------------------------------------------------------------
    Fiscal Year Ended        Advisory Fees Accrued   Fee Waiver                 Net Advisory Fees Paid
--------------------------- ------------------------ ------------------------ ---------------------------
August 31, 2002             $243,136                 $59,268                  $183,868
--------------------------- ------------------------ ------------------------ ---------------------------
August 31, 2003             $242,378                 $49,077                  $193,301
--------------------------- ------------------------ ------------------------ ---------------------------
August 31, 2004             $ 304,614                $ 54,102                 $250,512
--------------------------- ------------------------ ------------------------ ---------------------------
1 Predecessor Fund commenced operations October 1, 1999.


                                              Bond Fund 2



--------------------------- ------------------------ ------------------------ ---------------------------
Fiscal Year Ended            Advisory Fees Accrued   Fee Waiver                 Net Advisory Fees Paid
--------------------------- ------------------------ ------------------------ ---------------------------
August 31, 2002             $90,629                  $45,835                  $44,794
--------------------------- ------------------------ ------------------------ ---------------------------
August 31, 2003             $97,445                  $55,449                  $41,996
--------------------------- ------------------------ ------------------------ ---------------------------
August 31, 2004             $93,092                  $58,391                  $34,701
--------------------------- ------------------------ ------------------------ ---------------------------
2 Predecessor Fund commenced operations October 13, 1999.

         The Agreements were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an "Independent Trustee"), at an in-person meeting held on June 7, 2004.

         The Trust's Board of Trustees considered the factors described below prior to approving the Agreements. On behalf of the Board, legal counsel to the Trust requested that the Advisor provide the Board with copies of the Advisor's most recent financial statements, a description of the Advisor's business and any personnel changes, a description of the compensation received by the Advisor from each Fund, a comparison of the each Fund's total expenses and performance to the expenses incurred by comparable mutual funds and performance of each Fund's peer group, information relating to the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The materials prepared by the Advisor were provided to the Trustees in advance of the meeting. The Trustees also were provided in advance of the meeting with each Fund's year-by-year total returns for each fiscal year since inception and the year-to-date return as of May 31, 2004, and each Fund's annual total returns for the one, five and ten years ended December 31, 2003, to the extent available, as compared to an appropriate broad-based securities index.

         STONERIDGE BOND FUND
         --------------------
         The Trustees discussed the fact that the Advisor has a long history of providing investment advisory services, and currently has over $500 million in assets under management. The Trustees also noted that the Fund's total expense ratio is lower than its peer group (0.65% for the Fund compared to an average of 1.21% for mutual funds of similar size and strategy). The Trustees noted that the Fund's management fee is comparable to the fees charged to its peers, and the Advisor has agreed to cap the Fund's expenses at 0.65%. The Trustees reviewed the Fund's total return and found that the Fund's 12-month total return as of 3/31/04 exceeded the returns of its benchmark and peer group, while its year-to-date total return as of 3/31/04 slightly trailed the benchmark. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Management Agreement between the Trust and StoneRidge Investment Partners, LLC on behalf of the Bond Fund was in the best interests of the Fund and its shareholders.

         STONERIDGE EQUITY FUND
         ----------------------
         The Trustees discussed the fact that the Advisor has a long history of providing investment advisory services, and currently has over $500 million in assets under management. The Trustees also noted that the Fund's total expense ratio is lower than its peer group (0.90% for the Fund compared to an average of 1.59% for mutual funds of similar size and strategy).

The Trustees also noted that the Fund's management fee is lower than its peer group's, and that the Advisor has agreed to cap the Fund's total expenses at 0.90%. The Trustees reviewed the Fund's total return and found that the Fund's 12-month and year-to-date total return as of 3/31/04 exceeded the return of its benchmark, the S&P 500 Index. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Management Agreement between the Trust and StoneRidge Investment Partners, LLC on behalf of the Equity Fund was in the best interests of the Fund and its shareholders.


         STONERIDGE SMALL CAP GROWTH FUND
         --------------------------------
         The Trustees discussed the fact that the Advisor has a long history of providing investment advisory services, and currently has over $500 million in assets under management. The Trustees also noted that the Fund's total expense ratio is lower than its peer group (1.25% for the Fund compared to an average of 1.83% for mutual funds of similar size and strategy). The Trustees also noted that the Advisor has agreed to cap the Fund's total expenses at 1.25%. The Trustees reviewed the Fund's total return and found that its 12-month and year-to-date total returns as of 3/31/04 exceeded the returns of its benchmark, the Russell 2000 Growth Index. Based on these factors, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Management Agreement between the Trust and StoneRidge Investment Partners, LLC on behalf of the Small Cap Fund was in the best interests of the Fund and its shareholders.

         GENERAL INFORMATION
         -------------------
         The Advisor retains the right to use the name "StoneRidge" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "StoneRidge" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on te Funds or their shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding the Independent Trustees.

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Independent Trustee, December 2002 to                 Advisors Trust since July 2002 and AmeriPrime Funds, since
present                                               1995. Trustee of CCMI Funds since June 2003. Trustee of Access
                                                      Variable Insurance Trust, since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Advisors
Chairman, December 2004 to present; Independent       Trust since November 2002 and AmeriPrime Funds since December
Trustee, December 2002 to present                     2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President, 2004 to present, Vice President and General
                                                      Manager, 1990 to 2003, International Crankshaft Inc., an
Independent Trustee, December 2002 to present         automotive equipment manufacturing company; Trustee, The
                                                      Unified Funds, from 1994 to 2002; Trustee, Firstar Select
                                                      Funds, a REIT mutual fund, from 1997 to 2000. Trustee of
                                                      AmeriPrime Advisors Trust since November 2002 and AmeriPrime
                                                      Funds since December 2002.  Trustee of CCMI Funds since June
                                                      2003.
----------------------------------------------------- ----------------------------------------------------------------
* The address for each trustee is 431 N. Pennsylvania, Indianapolis, IN 46204.


** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds andUnified Series Trust. The Fund Complex currently consists of 27 series.

         The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Funds' accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Funds' financial statements and the independent audit of the financial statements; and acting as a liaison between the Funds' independent auditors and the full Board of Trustees. The Audit Committee met four times for the year ended December 31, 2004.

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.



----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other Directorships
----------------------------------------------------- ----------------------------------------------------------------
Ronald C. Tritschler (1952)***                        Chief Executive Officer, Director and legal counsel
                                                      of The Webb Companies, a national real estate
                                                      company, from 2001 to present;
                                                      Executive Vice President and Director of The Webb
                                                      Companies from 1990 to 2000; Director, First State Financial, from 1998 to present; Director, Vice President and legal
Trustee, December 2002 to present                     counsel for The Traxx Companies, an owner and operator of
                                                      convenience stores, from 1989 to present; Trustee of
                                                      AmeriPrime Advisors Trust and AmeriPrime Funds since July
                                                      2002.  Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Anthony J. Ghoston (1959)                             Executive Vice President of Unified Fund Services, Inc. since
                                                      June 2004; Senior Vice President of Unified Fund Services,
President, July 2004 to present                       Inc., the Trust's administrator, from April 2003 to June 2004;
                                                      Senior Vice President and Chief Information Officer of Unified
                                                      Financial Services since 1997.
----------------------------------------------------- ----------------------------------------------------------------
Thomas G. Napurano (1941)                             Chairman, Unified Financial Services, Inc., the parent company of the Trust's administrator and Distributor - December 2004
Chief Financial Officer and Treasurer, December       to present; Chief Financial Officer and Executive Vice
2002 to present                                       President March 2002 to December 2004; Director - 1989 to
                                                      March 2002. CFO of AmeriPrime Advisors Trust since October 2002 and AmeriPrime Funds since October 2002. CFO of CCMI
                                                      Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                       Vice President Fund Administration, Unified Fund Services,
                                                      Inc., the Trust's administrator, December 2003 to present;
Secretary, September 2004 to present                  Assistant Vice President, US Bancorp Fund Services LLC, 2000
                                                      to December 2003, Trust Officer 1998 to 2000
----------------------------------------------------- ----------------------------------------------------------------
Lynn E. Wood (1946)                                   Chairman, Unified Financial Securities, Inc. 1997 to December 2004,
                                                      President and Chief Compliance Officer, 1997 to 2000; Chief Compliance
                                                      Officer, Unified Financial Services, Inc., October 2003 to November 2004


Chief Compliance Officer, September 2004 to present


----------------------------------------------------- ----------------------------------------------------------------
*    The address for each of the trustees and officers is 431 N. Pennsylvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and
Unified Series Trust. The Fund Complex currently consists of 27 series.


*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributordistributor of certain series in the Fund Complex.

         The following table provides information regarding shares of the Funds and other portfolios of the Fund Complex owned by each Trustee as of December
31, 2004.


-------------------------------------- ----------------------------------- -----------------------------------------
                                                                           Aggregate Dollar Range of Shares of All
                                          Dollar Range of Fund Shares           Funds Within the Fund Complex*
               Trustee
-------------------------------------- ----------------------------------- -----------------------------------------
-------------------------------------- ----------------------------------- -----------------------------------------
Gary E. Hippenstiel                                   None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
-------------------------------------- ----------------------------------- -----------------------------------------
Ronald Tritschler                                     None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
-------------------------------------- ----------------------------------- -----------------------------------------
Stephen Little                                        None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
-------------------------------------- ----------------------------------- -----------------------------------------
Daniel Condon                                         None                                   None
-------------------------------------- ----------------------------------- -----------------------------------------
* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified
Series Trust. The Fund Complex currently consists of 27 series.

                                       15


Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 27 series in the Fund Complex. TrusteeTrustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.



==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
                                        Compensation          Retirement         Benefits Upon     from Trust and Fund
       Independent Trustees            from Each Fund      Benefits Accrued        Retirement            Complex*
                                                            As Part of Fund
                                                               Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Gary E. Hippenstiel, Trustee and           $1,333                 $0                   $0                $36,000
Chairman of the Audit Committee
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Stephen A. Little,                         $1,333                 $0                   $0                $36,000
Chairman of the Board**

------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Daniel Condon, Trustee                      $889                  $0                   $0                $24,000

------------------------------------ -------------------- -------------------- ------------------- ---------------------
==================================== ==================== ==================== =================== =====================
                                          Aggregate           Pension or        Estimated Annual    Total Compensation
   Non-Independent Trustees and         Compensation          Retirement         Benefits Upon     from Trust and Fund
             Officers                  from Each Fund      Benefits Accrued        Retirement            Complex*
                                                            As Part of Fund
                                                               Expenses
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Ronald C. Tritschler, Trustee               $889                  $0                   $0                $24,000
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Thomas G. Napurano, CFO and                  $0                   $0                   $0                   $0
Treasurer
------------------------------------ -------------------- -------------------- ------------------- ---------------------
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Anthony Ghoston, President and CEO           $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Freddie Jacobs, Secretary                    $0                   $0                   $0                   $0
------------------------------------ -------------------- -------------------- ------------------- ---------------------
Lynn Wood, Chief Compliance Officer       $4,167               $0                   $0                 $125,000***
==================================== ==================== ==================== =================== =====================

* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified
Series Trust. The Fund Complex currently consists of 27 series.

** For the period June 30 to September 30, 2004, Mr. Little's compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little's compensation was increased to $36,000.

***  From Fund Complex and the three series in the CCMI Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. Advisor may receive numerous research reports and news services that allow Advisor's portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients' portfolio holdings.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement. The following table describes the brokerage transactions directed to brokers during the fiscal year ended August 31, 2004 due to research services provided to the Advisor.


      ====================================== ======================================== =================================
                      Fund                           Amount of Transactions                Brokerage Commissions
      -------------------------------------- ---------------------------------------- ---------------------------------
      -------------------------------------- ---------------------------------------- ---------------------------------
      Equity Fund                                           $185,029                             $16,499
      -------------------------------------- ---------------------------------------- ---------------------------------
      -------------------------------------- ---------------------------------------- ---------------------------------
      Small Cap Fund                                        $11,562,587                         $39,615
      -------------------------------------- ---------------------------------------- ---------------------------------
      -------------------------------------- ---------------------------------------- ---------------------------------
      Bond Fund                                              $2,941,132                          $1,711 1
      ====================================== ======================================== =================================
      1 Imputed from mark-ups (mark-downs) incurred by the Bond Fund on principal trades.


         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      To the extent that a Fund and another of the Advisor's clients seek to acquire the same security at the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.


         The following table describes the brokerage commissions paid by the Funds for the last three fiscal periods.

    ========================== ======================== ======================= ======================
                                  Fiscal Year Ended      Fiscal Period Ended     Fiscal Period Ended
              Fund                 August 31, 2002         August 31, 2003         August 31, 2004
    -------------------------- ------------------------ ----------------------- ----------------------
    -------------------------- ------------------------ ----------------------- ----------------------
    Equity Fund1                       $10,393                 $30,208                 $37,066
    -------------------------- ------------------------ ----------------------- ----------------------
    -------------------------- ------------------------ ----------------------- ----------------------
    Small Cap Fund1                   $208,523                 $217,414               $263,061
    -------------------------- ------------------------ ----------------------- ----------------------
    -------------------------- ------------------------ ----------------------- ----------------------
       -------------------------- ------------------------ ----------------------- ----------------------
    Bond Fund2,3                      $9,444                  $16,343                $1,711
    ========================== ======================== ======================= ======================


        1 Predecessor Fund commenced Operationsoperations October 1, 1999.
        2 Predecessor Fund commenced Operationsoperations October 13, 1999.
        3 Imputed from mark-ups (mark-downs) incurred by the Bond Fund on principal trades.




         The Trust, and the Advisor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of theeach Code from the SEC.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. Each Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of the schedule of portfolio holdings as filed with the SEC to any shareholder upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

From time to time, a Fund may disclose its portfolio holdings to third-parties who provide services to the Fund if such information is necessary to the provision of the services (e.g., to a rating agency for use in developing a rating). When made, such disclosures will be made subject to a requirement that the service provider keeps such information confidential. In addition, the Fund will prohibit the service provider from trading in the Fund's shares while in possession of such information.

The Funds are prohibited from entering into any arrangements with any person to make available information about the Funds' portfolio securities without the specific approval of the Board. In addition, the Funds' policies and procedures prohibit the Advisor or any other affiliated person from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds' portfolio holdings.



PROXY VOTING POLICY

         The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions.

            The Advisor's policy recognize that although "ordinary business matters" of a public company are primarily the responsibility of its management, subject to oversight by the board of directors, the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have a substantial economic impact on shareholders. The Advisor's policy provides that it will pay particular attention to the following three factors in exercising its proxy voting responsibilities: (1) accountability of management to the board and of the board to shareholders; (2) alignment of management and shareholder interests; and (3) transparency and promotion of timely disclosure of information about a company's business operations and financial performance. In most instances, Advisor will vote in accordance with ISS Proxy Voting Guidelines. However, in the event a majority of Advisor's portfolio managers disagree with a particular ISS recommendation, it will utilize third-party vendor services to provide the necessary research to assist the Advisor in determining how to vote the proxy. Pursuant to the policy adopted by the Trust, in the event that a conflict of interest arises between the Advisor or its affiliates and the Fund with respect to any proxy, the Advisor is required to disclose the conflict to the Board of Trustees and, thereafter, vote the proxy in accordance with the Board's instructions.

         You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 800-441-6978 to request a copy from the Fund's Proxy Voting Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn:
Proxy Voting Compliance Officer. A copy of the policies will be mailed to you within 3 days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on new Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.

DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund's administrator. An independent trustee is available to assist the administrator's pricing committee if issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

         The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

                       Net Assets            =  Net Asset Value Per Share
                      -----------------
                      Shares Outstanding

         An example of how the Funds calculated their net asset value per share as of the fiscal year ended August 31, 2004 is as follows:

Bond Fund                            Equity Fund                           Small Cap Fund
---------                            -----------                           ---------------
$23,718,775  =  $10.04                $9,090,595 =  $5.88                   $26,417,304  =  $5.23
----------------------                -------------------                   ---------------------
      2,361,485                      1,545,976                                    5,048,372


REDEMPTION IN-KIND

         The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

ADDITIONAL TAX INFORMATION

         The Funds intend to qualify as regulated investment companies, or "RICs", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Funds of liability for federal income taxes. If for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

         The Funds' net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any capital loss remaining is lost as a deduction. As of August 31, 2004, the Bond Fund had available for federal tax purposes an unused capital loss carryforward of $1,369, which expires in 2012. As of August 31, 2004, the Equity Fund had available for federal tax purposes an unused capital loss carryforward of $1,582,093 of which $1,456,676 expires in 2010 and $125,417 expires in 2011. As of August 31, 2004, the Small Cap Fund had available for federal tax purposes an unused capital loss carryforward of $11,671,478of which $830,625 expires in 2010, $5,766,750 expires in 2011, and
$5,074,103 expires in 2012.

INVESTMENT PERFORMANCE

         Each Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                  P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         A Fund's "yield" is determined in accordance with the method defined by the SEC. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                      Yield = 2 [(a-b + 1)6 - 1]
                                                                  ---
                                                                   cd
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

         Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $1,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

           The Funds also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1. Average Annual Total Return (After Taxes on Distributions):

         P(1+T)n = ATVd

         Where:   P        = a hypothetical $1,000 initial investment
                  T        = average annual total return (after taxes on
                             distributions).
                  n        = number of years
                  ATVd     = ending value, after taxes on fund distribution but
                             not after taxes on redemption, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2. Average Annual Total Return (After Taxes on Distributions and Redemption):

         P(1+T)n = ATVdr

         Where:   P        =  a hypothetical $1,000 initial investment
                  T        =  average annual total return (after taxes on
                              distributions).
                  n        =  number of years
                  ATVdr    =  ending value, after taxes on fund distributions
                              and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Funds have been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUND

         The Funds were organized as series of a business trust, but intend to continue to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that they actually will so qualify. If the Funds qualify as a RIC, their dividend and capital gain distributions generally are subject only to a single level of taxation to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

         If the Funds do qualify as a RIC but (in a particular tax year) distribute less than 98% of their ordinary income and their capital gain net income (as the Code defines each such term), the Funds are subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Funds do not qualify as a RIC, their income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Funds.

         To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Funds must, among other requirements:

o Derive at least 90% of their gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
o Diversify their investments in securities within certain statutory limits; and
o Distribute annually to their shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

         The Funds may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If they do so, the Funds will have to include in their income each share of the original issue discount that accrues on the securities during the taxable year, even if the Funds receive no corresponding payment on the securities during the year. Because the Funds annually must distribute (a) 98% of their ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of their investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Funds may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. Those distributions would be made from each Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Funds might realize capital gains or losses from any such sales, which would increase or decrease the Funds' investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

         Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Funds realize in connection with the hedge. The Funds' income from options, futures, and forward contracts, in each case derived with respect to their business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

         Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

         The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

         If you are a non-retirement plan holder, the Funds will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Funds' distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

         If shares of the Funds are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as a long-term instead of a short-term capital loss, to the extent of any capital gain distributions received on such shares.

         The foregoing is only a summary of some of the important federal income tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. ACCORDINGLY, PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS FOR MORE DETAILED INFORMATION REGARDING THE ABOVE AND FOR INFORMATION REGARDING FEDERAL, STATE, LOCAL AND FOREIGN TAXES.

CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES

      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent, administrator, fund accountant and dividend disbursing agent. A Trustee and certain officers of the Trust are members of management of Unified and/or shareholders of the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund) for these transfer agency services.

      In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, and 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from each Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month). For its administrative services, Unified received the following from each Fund during the last three fiscal periods:


      ------------------------------------ ------------------------ -------------------------- -----------------------
                                              Fiscal Year Ended         Fiscal Year Ended        Fiscal Year Ended
                  Equity Fund                  August 31, 2002           August 31, 2003          August 31, 2004
                  -----------                  ---------------           ---------------          ---------------
      ------------------------------------ ------------------------ -------------------------- -----------------------
      Administrative Fees                          $30,000                   $30,000                  $31,410
      ------------------------------------ ------------------------ -------------------------- -----------------------
                                               Fiscal Year Ended         Fiscal Year Ended        Fiscal Year Ended
                Small Cap Fund                 August 31, 2002           August 31, 2003          August 31, 2004
                --------------                 ---------------           ---------------          ---------------
      ------------------------------------ ------------------------ -------------------------- -----------------------
      Administrative Fees                          $30,000                   $30,000                  $30,227

      ------------------------------------ ------------------------ -------------------------- -----------------------
      Bond Fund                               Fiscal Year Ended         Fiscal Year Ended        Fiscal Year Ended
                                               August 31, 2002           August 31, 2003          August 31, 2004
                                               ---------------           ---------------          ---------------
      ------------------------------------ ------------------------ -------------------------- -----------------------
      Administrative Fees                          $30,000                   $30,000                  $30,036

      ------------------------------------ ------------------------ -------------------------- -----------------------

ACCOUNTANTS

The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending August 31, 2005. Cohen McCurdy, Ltd. will perform an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Funds. A Trustee and certain officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

         The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to shareholders for the period ended August 31, 2004. The Trust will provide the Annual Report without charge upon written request or request by telephone.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   27                             |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
   |X|  immediately upon filing pursuant to paragraph (b)
   |_|  on (date) pursuant to paragraph (b)
   |_|  60 days after filing pursuant to paragraph (a)(1)
   |_|  on (date) pursuant to paragraph (a)(1)
   |_|  75 days after filing pursuant to paragraph (a)(2)
   |_|  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
   |_| this post-effective amendment designates a new effective date for a previously filed post-effective Amendment

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(1)      (a)      Financial Statements included in Part A:  Financial Highlights Table for each of the StoneRidge Equity Fund,
                           StoneRidge Bond Fund and StoneRidge Small Cap Growth Fund.

                  (b)      Financial Statements included in Part B:  Audited Financial Statements for for each of the StoneRidge
                           Equity Fund, StoneRidge Bond Fund and StoneRidge Small Cap Growth Fund dated as of the end of the most current fiscal year.

         (2)      (a)      Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with
                           Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

                  (b)      By-laws adopted as of October 17, 2002 -  Filed with Registrant's initial registration statement on Form
                           N-1A dated October 21, 2002 and incorporated herein by reference.

                  (c)      Instruments Defining Rights of Security Holders - None.

                  (d)      Investment Advisory Contracts.

1.       Copy of  Registrant's  Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible
         Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on
         Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.       Copy of  Registrant's  Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved
         December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31,
         2002 and incorporated herein by reference.

3.       Copy of  Registrant's  Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved
         December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31,
         2002 and incorporated herein by reference.

4.       Copy of  Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18,
         2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5.       Copy of  Registrant's Management Agreement with Spectrum Advisory Services,  Inc. ("Spectrum") with regard to the Marathon
         Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on
         Form N-1A dated December 31, 2002 and incorporated herein by reference.

6.       Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity
         Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

7.       Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap
         Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form
         N-1A dated December 31, 2002 and incorporated herein by reference.

8.       Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the  StoneRidge Bond Fund approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated
         December 31, 2002 and incorporated herein by reference.

9.       Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated
         August 15, 2003 and incorporated herein by reference.

10.      Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity
         Large
         Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on
         Form N-1A dated September 12, 2003 and incorporated herein by reference.

11.      Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity Mid
         Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on
         Form N-1A dated September 12, 2003 and incorporated herein by reference.

12.      Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman High Opportunity
         Small
         Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on
         Form N-1A dated September 12, 2003 and incorporated herein by reference.

13.      Copy of Registrant's Management Agreement with Crawford Investment Counsel, Inc. approved December 7, 2003 - Filed with
         Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

14.      Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004  - Filed with Registrant's registration statement on Form N-1A dated
         September 28, 2004 and incorporated herein by reference.

15.      Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation
         Fund
         approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated
         September 28, 2004 and incorporated herein by reference.

16.      Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated
         September 28, 2004 and incorporated herein by reference.

17.      Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with
         Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

18.      Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return
         Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

19.      Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value
         Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form
         N-1A dated October 20, 2004 and incorporated herein by reference.

                  (e)      (1)      Underwriting Contracts.  Copy of Registrant's Distribution Agreement with Unified Financial
                                    Securities, Inc., dated December __, 2004 - Filed herewith.

                           (2)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Becker Capital
                                    Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with
                                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Dreman Value
                                    Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with
                                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4)      Underwriting Contracts.  Copy of Distribution Agreement among Registrant, Crawford Investment
                                    Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with
                                    Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                  (f)      Bonus or Profit Sharing Contracts - None.

                  (g)      Custodian Agreement.  Copy of Registrant's Custodian Agreement with Huntington National Bank, dated
                           December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                  (h)      Other Material Contracts.  Mutual Fund Services Agreement between Registrant and Unified Fund Services,
                           Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated
                           December 31, 2002 and incorporated herein by reference.

                  (i)      (1)      Legal Opinion and Consent. Legal Opinion and Consent of Thompson Coburn LLP regarding the
                                    StoneRidge Funds - Filed herewith.

                           (2)      Legal Opinion and Consent. Legal Opinion and Consent of Thompson Coburn LLP regarding the Becker
                                    Small Cap Value Equity Fund - Filed herewith.

                  (j)      Other Opinions. Consent of Cohen McCurdy, Ltd. in connection with use of the audited financial statements for of the StoneRidge Equity Fund, StoneRidge Bond Fund and StoneRidge Small Cap Growth Fund - Filed
                           herewith.

                  (k)      Omitted Financial Statements - None.

                  (l)      Initial  Capital  Agreements.  Copy  of  Letter  of  Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31,
                           2002 and incorporated herein by reference.

                  (m)    (1)        Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with
                                    Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

                         (2)        Copy of Rule 12b-1 Distribution Plan for each of Dreman High Opportunity Large Cap Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap Value
                                    Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

                         (3)        Copy of Distribution Coordination Agreement for each of the Dreman High Opportunity Large Cap
                                    Value Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small
                                    Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12,
                                    2003 and incorporated herein by reference.

                         (4)        Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                         (5)        Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                  (n)      Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                  (o)      Reserved.

                  (p)      (1)      Amended Code of  Ethics - Filed with Registrant's registration statement on Form N-1A dated
                                    October 20, 2004 and incorporated herein by reference.

                           (2)      Code of Ethics for Senior Executive Officers - Filed with Registrant's registration statement on
                                    Form N-1A dated October 31, 2003 and incorporated herein by reference.

                  (q)      (1)      Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on
                                    Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (2)      ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (3)      Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with
                                    Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

                           (4)      Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with
                                    Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

                           (5)      Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (6)      Proxy Voting Policy and Procedures adopted by GLOBALT, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (7)      Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services,  Inc. - Filed with
                                    Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

                           (8)      Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with
                                    Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

                           (9)      Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated
                                    May 30, 2004 and incorporated herein by reference.

                           (10)     Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated
                                    September 28, 2004 and incorporated herein by reference.

                           (11)     Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form
                                    N-1A dated December 13, 2004 and incorporated herein by reference.

                           (12)     Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 24. Indemnification

                  Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

                  Indemnification  of Trustees,  Officers,  etc. Subject to and except as otherwise provided in the Securities
                  Act of 1933,  as amended,  and the 1940 Act,  the Trust shall  indemnify  each of its  Trustees and officers
                  (including  persons  who serve at the  Trust's  request  as  directors,  officers  or  trustees  of  another organization  in which the Trust has any  interest  as a  shareholder,  creditor or  otherwise  (hereinafter referred to as a "Covered  Person")  against all  liabilities,  including but not limited to amounts paid in satisfaction  of judgments,  in compromise or as fines and  penalties,  and expenses,  including  reasonable accountants' and counsel fees,  incurred by any Covered Person in connection with the defense or disposition of any action,  suit or other proceeding,  whether civil or criminal,  before any court or administrative or legislative  body, in which such Covered  Person may be or may have been involved as a party or otherwise or with  which such  person may be or may have been  threatened,  while in office or  thereafter,  by reason of being or having been such a Trustee or  officer,  director  or  trustee,  and except that no Covered  Person shall be  indemnified  against any liability to the Trust or its  Shareholders  to which such Covered Person would  otherwise  be subject by reason of willful  misfeasance,  bad faith,  gross  negligence  or  reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers

1.       Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust.  Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P.
         Jacoy as Vice President.  Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

2.       Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust.
         Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio
         Operations and Research.  Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

3.       Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr.
         Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy
         as President, and David M. Davis as Chief Operations Officer.  Ashley A. Jones and Alison Gamble
         are both partners of GJMB.  Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I filed via IARD.

4.       GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust.  Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as
         Chief Financial Officer.  Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

5.       Spectrum Advisory Services,  Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust.  Mr. Marc Heilweil serves as President of Spectrum.  Further information about
         Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

6.       StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund, the
         StoneRidge Small Cap Growth Fund and the StoneRidge Bond Fund, each a series of the Trust.  Mr. James E.
         Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer.  Messieurs
         Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all
         managing directors of SIPL.  Further information about SIPL can be obtained from the Form ADV Part
         I filed via the IARD.

7.       Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker
         Small Cap Value Equity Fund, each a series of the Trust.  Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker.  Further information about Becker can be obtained from the
         Form ADV Part I filed via the IARD.

8.       Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman High Opportunity Large Cap Value
         Fund, the Dreman High Opportunity Mid Cap Value Fund and the Dreman High Opportunity Small Cap
         Value Fund, each a series of the Trust.  Mr. David Dreman is the Chairman and Chief Investment
         Officer of Dreman.  Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

9.       Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust.  John H. Crawford III serves as President and Chief Investment Officer of
         Crawford.  Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

10.      IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic
         Allocation Fund and IMS Strategic Income Fund, each a series of the Trust.  Mr. Carl W. Marker serves as
         Chairman and President of IMS.  Further information about IMS can be obtained from the Form ADV
         Part I filed via the IARD.

11.      Chinook Capital Management serves as the investment adviser to the Chinook Emerging Growth Fund, a series of the Trust.
         Mr. Gregory Houser is a managing member of Chinook.  Further information about Chinook can be obtained from the Form ADV Part I filed via the IARD.

12.      Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust.
         Mr. Steven S. Marco is the Managing Member.  Further information about Marco can be obtained from the Form ADV Part I filed via the IARD.

Item 26. Principal Underwriters

                  Unified Financial Securities, Inc.  Unified Financial Securities, Inc. serves as the principal underwriter for the
                  Trust

                         (a)  Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies:  AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Julius Baer
                              Investment Funds, Lindbergh Funds, Milestone Funds, Runkel Funds, Sparrow Funds, TrendStar Investment
                              Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

                         (b)  The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust

                  Thomas G. Napurano               Chairman, CFO and Exec. Vice      CFO and Treasurer
                                                   President

                  Stephen D. Highsmith, Jr.        Director, President, CEO and      None
                                                   Secretary



                  Mark C. Lewis                    Vice President                    None

                  Karyn E. Cunningham              Controller                        None


                           (c)      Not applicable.


Item 27. Location of Accounts and Records

                  Unified Fund Services, Inc.
                   431 N. Pennsylvania  Street
                   Indianapolis, IN 46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by
                  Rule 31a-(b)(1),  31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will  maintain  physical  possession  of  accounts,  books,  and other documents required to be maintained by
                  Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by a principal  underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                  Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Each adviser will maintain  physical  possession  of the accounts,  books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services

                  None.

Item 29. Undertakings

                  Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                  Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

                  Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item
                  27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the  requirements of the Securities Act of 1933, as amended,  and the Investment  Company Act of 1940, as amended, the Registrant  certifies that it meets all of the  requirements  for  effectiveness of this  Registration  Statement pursuant to Rule 485(b) under the  Securities  Act of 1933 and has duly caused this  Post-Effective  Amendment No. 27 to its
Registration  Statement on Form N-1A to be signed on its  behalf  by the  undersigned,  thereto  duly  authorized,  in the City of
Indianapolis  and the State of Indiana on December 28, 2004.
                                                              UNIFIED SERIES TRUST


                                                              /s/ Freddie Jacobs
                                                              Freddie Jacobs, Secretary
Attest:

                  Thomas Napurano, Treasurer
                  and Chief Financial Officer



Anthony Ghoston, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by
the following persons in the capacities and on the date indicated.

Signature                                         Title                        Date

/s/      Freddie  L. Jacobs *                     Trustee                        December 28, 2004
 Daniel Condon

/s/      Freddie L. Jacobs *                      Trustee                        December 28, 2004
 Gary E. Hippenstiel

/s/      Freddie L. Jacobs *                      Trustee                        December 28, 2004
 Stephen Little

/s/      Freddie L. Jacobs *                      Trustee                         December 28, 2004
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated
September 28, 2004 and incorporated herein by reference.






                                                           INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.e                    Distribution Agreement with Unified Financial Securities

EX.99.i                    1.  Legal Consent and Opinion of Thompson Coburn LLP regarding the StoneRidge Funds

                           2.  Legal Consent and Opinion of Thompson Coburn LLP regarding the Becker Small Cap Value Equity Fund

EX.99.j                    Consent of Independent Accountant - Cohen McCurdy, Ltd.
